Segment Information - Geographic Area Information (Details) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
	Jul. 02, 2016	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Segment Reporting Information [Line Items]
Net sales	$ 84.4	$ 1,133.8	$ 995.2	$ 1,321.7	$ 1,037.6	$ 1,154.6	$ 1,033.1	$ 1,273.8	$ 1,030.3	$ 1,004.1	$ 929.3	$ 1,219.4	$ 1,038.8	$ 4,488.3	$ 4,491.8	$ 4,191.6
Long-lived assets	1,063.2	811.4				1,063.2				844.5				811.4	1,063.2	844.5
United States
Segment Reporting Information [Line Items]
Net sales														2,432.5	2,477.3	2,372.8
Long-lived assets	750.3	497.7				750.3				559.5				497.7	750.3	559.5
Japan
Segment Reporting Information [Line Items]
Net sales														572.8	559.8	545.6
Long-lived assets	74.8	58.3				74.8				55.4				58.3	74.8	55.4
Greater China
Segment Reporting Information [Line Items]
Net sales														643.9	652.2	635.8
Long-lived assets	96.6	93.2				96.6				91.2				93.2	96.6	91.2
Other
Segment Reporting Information [Line Items]
Net sales														839.1	802.5	637.4
Long-lived assets	$ 141.5	$ 162.2				$ 141.5				$ 138.4				$ 162.2	$ 141.5	$ 138.4